Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
PRC statutory reserve funds	375,193	417,911	64,514
Unreserved retained earnings	47,326,133	74,241,444	11,460,904

Total retained earnings	47,701,326	74,659,355	11,525,418

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	(89,714)	11,436	(78,278)

Other comprehensive income before reclassification	185,389	73,599	258,988
Amounts reclassified from accumulated other comprehensive income	—	(62,132)	(62,132)

Net current-period other comprehensive income	185,389	11,467	196,856
Other comprehensive loss attribute to noncontrolling interests and redeemable noncontrolling interests	62,680	—	62,680

Balance at December 31, 2013	158,355	22,903	181,258

Other comprehensive income (loss) before reclassification	(422,925)	27,327	(395,598)
Amounts reclassified from accumulated other comprehensive income	—	(45,025)	(45,025)

Net current-period other comprehensive loss	(422,925)	(17,698)	(440,623)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(20,153)	—	(20,153)

Balance at December 31, 2014	(284,723)	5,205	(279,518)

Other comprehensive income (loss) before reclassification	(644,896)	489,010	(155,886)
Amounts reclassified from accumulated other comprehensive income	—	(194,451)	(194,451)

Net current-period other comprehensive income (loss)	(644,896)	294,559	(350,337)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(176,201)	—	(176,201)

Balance at December 31, 2015	(1,105,820)	299,764	(806,056)

Balance at December 31, 2015, in US$	(170,709)	46,276	(124,434)

Tax Effect Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income for the years ended December 31, 2014 and 2015:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
		(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding (losses) gains during the year	(1,157)	1,680	(68,303)	(10,544)
Reclassified for gains realized	—	—	28,885	4,459

Net unrealized (losses) gains	(1,157)	1,680	(39,418)	(6,085)
Foreign currency translation adjustment	—	—	—	—

Other comprehensive (loss) income	(1,157)	1,680	(39,418)	(6,085)